Schedule of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	¥ 5,599	¥ 8,880	¥ 9,013
Cost of other leases with period less than one year	3,340	1,194	1,949
Total	¥ 8,939	¥ 10,074	¥ 10,962